Operating Segments (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of major customers [abstract]
Summary of Revenue Sales of Uranium Inventory From Major Customers

Revenue from sales of uranium inventory from major customers for the year ended April 30, 2025 and 2024 are summarized as follows:

	For the year ended April 30,
	2025	2024
	($)	($)
Customer A	10,862	—
Customer B	—	15,318
Customer C	—	22,353
Customer D	—	5,029
Customer E	4,645	—
Total	15,507	42,700

Summary of Non-current Assets by Geographical Region	The following table summarizes the Company's non-current assets by geographical region, as at April 30, 2025 and April 30, 2024. Geographical region of royalties are determined by the location of the properties related to the royalties.

Non-current assets by geographical region as of:	As at April 30, 2025 ($)	As at April 30, 2024 ($)
Canada	31,800	26,364
Namibia	2,757	2,822
Spain	682	—
USA	22,669	17,766
	57,908	46,952